COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	14.3%
BANKS	2.7%
Bank of America Corp., 5.875%, Series HH(a)		250,336	$5,993,044
Bank of America Corp., 5.375%, Series KK(a)		150,000	3,445,500
Bank of America Corp., 5.00%, Series LL(a)		259,170	5,522,913
Bank of America Corp., 4.375%, Series NN(a)		1,533,796	28,482,592
Bank of America Corp., 4.125%, Series PP(a)		621,355	10,879,926
Bank of America Corp., 4.25%, Series QQ(a)		770,603	14,009,562
Bank of America Corp., 4.75%, Series SS(a)		289,244	5,993,136
JPMorgan Chase & Co., 4.55%, Series JJ(a)		847,232	17,893,540
JPMorgan Chase & Co., 4.625%, Series LL(a)		679,507	14,351,188
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,117,147	23,929,289
Truist Financial Corp., 4.75%, Series R(a)		217,580	4,610,520
Wells Fargo & Co., 4.70%, Series AA(a)		1,186,309	22,409,377
Wells Fargo & Co., 4.375%, Series CC(a)		193,605	3,405,512
Wells Fargo & Co., 4.25%, Series DD(a)		263,938	4,539,733
Wells Fargo & Co., 4.75%, Series Z(a)		1,803,434	34,643,967

			200,109,799

ELECTRIC	1.3%
CMS Energy Corp., 5.875%, due 10/15/78		576,419	13,908,990
CMS Energy Corp., 5.875%, due 3/1/79		417,558	10,142,484
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		787,900	17,648,960
SCE Trust VI, 5.00% (TruPS)(a)		1,202,165	24,019,257
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,229,584	33,334,022

			99,053,713

ELECTRIC—FOREIGN	0.5%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		134,233	2,460,491
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		778,449	14,206,694
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	12,983,449
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		305,812	6,036,729

			35,687,363

FINANCIAL	1.4%
DIVERSIFIED FINANCIAL SERVICES	0.4%
Apollo Asset Management, Inc., 6.375%, Series B(a)		623,216	13,960,038
Carlyle Finance LLC, 4.625%, due 5/15/61		616,067	11,335,633
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		283,506	5,244,861
Synchrony Financial, 5.625%, Series A(a)		25,768	439,087

			30,979,619

		Shares	Value
INVESTMENT ADVISORY SERVICES—FOREIGN	0.2%
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,177,946	$18,128,589

INVESTMENT BANKER/BROKER	0.8%
Charles Schwab Corp./The, 5.95%, Series D(a)		177,404	4,085,614
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		922,502	22,721,224
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		452,760	11,219,393
Morgan Stanley, 4.25%, Series O(a)		420,842	7,974,956
Morgan Stanley, 6.50%, Series P(a)		541,545	13,749,827

			59,751,014

TOTAL FINANCIAL			108,859,222

INDUSTRIALS—CHEMICALS	0.6%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		453,736	11,375,162
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		394,867	9,871,675
CHS, Inc., 7.50%, Series 4(a)		768,072	20,177,251

			41,424,088

INSURANCE	3.9%
LIFE/HEALTH INSURANCE	2.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		760,490	16,540,658
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		1,012,959	24,402,182
Athene Holding Ltd., 4.875%, Series D(a)		1,138,678	17,922,792
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		1,403,944	33,540,222
Brighthouse Financial, Inc., 5.375%, Series C(a)		816,068	13,669,139
Equitable Holdings, Inc., 5.25%, Series A(a)		969,704	21,226,821
Equitable Holdings, Inc., 4.30%, Series C(a)		189,724	3,528,866
Lincoln National Corp., 9.00%, Series D(a)		1,095,353	27,931,501
Prudential Financial, Inc., 5.95%, due 9/1/62		394,132	9,991,246

			168,753,427

MULTI-LINE	0.1%
American International Group, Inc., 5.85%, Series A(a)		14,380	335,917
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)		381,800	7,345,832

			7,681,749

MULTI-LINE—FOREIGN	0.2%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		661,943	14,291,349

		Shares	Value
PROPERTY CASUALTY	0.4%
Axis Capital Holdings Ltd., 5.50%, Series E(a)		203,051	$4,302,651
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		1,036,960	23,124,208

			27,426,859

REINSURANCE	0.9%
Arch Capital Group Ltd., 5.45%, Series F(a)		782,639	18,008,523
Arch Capital Group Ltd., 4.55%, Series G(a)		769,267	14,808,390
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		1,382,200	36,351,860

			69,168,773

REINSURANCE—FOREIGN	0.1%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		545,141	9,414,585

TOTAL INSURANCE			296,736,742

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
AT&T, Inc., 5.35%, due 11/1/66		120,000	2,818,800
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		1,494,783	20,941,910
United States Cellular Corp., 5.50%, due 3/1/70		719,503	12,087,650
United States Cellular Corp., 5.50%, due 6/1/70		868,707	14,828,828
United States Cellular Corp., 6.25%, due 9/1/69		1,533,236	29,453,464

			80,130,652

PIPELINES	0.7%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		1,018,858	23,769,957
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		1,302,766	31,500,882

			55,270,839

REAL ESTATE	1.0%
DATA CENTERS	0.1%
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	7,279,136

HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	1,515,200
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		161,792	3,274,670

			4,789,870

OFFICE	0.6%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,147,096	14,281,346
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	7,949,196
Brookfield Property Preferred LP, 6.25%, due 7/26/81		771,911	12,504,958
Hudson Pacific Properties, Inc., 4.75%, Series C(a)		600,590	6,005,900
Vornado Realty Trust, 5.25%, Series N(a)		330,000	4,290,000

			45,031,400

		Shares	Value
SELF STORAGE	0.1%
Public Storage, 4.625%, Series L(a)		400,658	$8,373,752

SHOPPING CENTERS	0.1%
SITE Centers Corp., 6.375%, Class A(a)		517,573	12,131,911

TOTAL REAL ESTATE			77,606,069

UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		843,697	20,248,728
Sempra Energy, 5.75%, due 7/1/79		354,763	8,776,837

			29,025,565

UTILITIES—FOREIGN	0.7%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,826	12,486,245
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		888,939	20,641,164
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	11,983,392
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	4,757,853

			49,868,654

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,255,028,175)			1,073,772,706

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	82.8%
BANKS	18.8%
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		$37,696,000	25,237,472
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		8,821,000	7,521,118
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		44,102,000	39,735,902
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		117,440,000	115,423,555
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b)		16,303,000	16,078,834
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		85,264,000	83,452,140
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		29,443,000	29,443,000
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,272,276
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)		7,540,000	6,236,334

	Principal Amount		Value
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)	$7,503,000		$6,729,019
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)	3,503,000		2,631,629
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)(c)	4,800,000		5,200,531
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)	110,365,000		93,479,155
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	30,634,000		27,149,382
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)	13,426,000		12,586,875
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	69,907,000		65,236,903
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	34,282,000		32,910,720
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a),(b)	41,290,000		40,739,191
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	10,141,000		8,776,346
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)	2,262,000		1,956,630
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)	53,600	†	5,165,700
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	38,329,000		36,226,150
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	30,070,000		28,359,992
Comerica, Inc., 5.625% to 7/1/25, Series A(a),(b)	16,957,000		14,257,446
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(d)	16,213,945		16,619,294
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)	38,550,000		35,466,000
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	34,831,000		35,473,550
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	16,883,000		13,822,956
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)	7,862,000		6,525,509
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	14,098,000		13,654,194
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(a),(b)	36,466,000		30,403,527
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(a),(b)	8,409,000		7,189,695
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	64,950,000		63,488,625
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	6,019,000		5,889,592
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	38,920,000		39,079,767
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)	32,745,000		30,889,996
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a),(b)	47,530,000		44,321,725
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)	18,982,000		16,656,705
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)	10,453,000		9,687,648
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)	24,175,000		21,287,407
Truist Financial Corp., 5.125% to 12/15/27, Series H(a),(b)	26,197,000		22,267,450

		Principal Amount	Value
US Bancorp, 3.70% to 1/15/27, Series N(a),(b)		$9,621,000	$7,528,433
US Bancorp, 5.30% to 4/15/27, Series J(a),(b)		34,895,000	29,782,960
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		183,875,000	162,423,223
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		46,761,000	46,059,585
Wells Fargo & Co., 5.95%, due 12/15/36		41,433,000	42,581,911
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	5,624,015

			1,414,530,067

BANKS—FOREIGN	28.1%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		23,000,000	20,487,092
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(e),(f)		8,800,000	8,789,645
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		40,000,000	36,400,000
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(e),(f)		8,400,000	7,647,312
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		4,200,000	3,539,913
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(e),(f)		25,400,000	24,523,973
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(d),(f)		25,190,000	20,340,925
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(f)		20,400,000	15,886,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		2,000,000	1,912,772
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		21,340,000	21,202,900
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		31,200,000	32,903,866
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		49,695,000	45,346,688
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		22,450,000	22,881,815
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(b)		25,730,000	24,164,855
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		51,870,000	44,103,325
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		3,800,000	4,136,875
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)		7,600,000	8,221,999
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		42,990,000	38,798,475
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(f)		89,367,000	76,520,494
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(e),(f)		44,715,000	49,920,155
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a),(b),(f)		11,200,000	12,531,823
BNP Paribas SA, 4.625% to 2/25/31, 144A (France)(a),(b),(d),(f)		10,800,000	8,098,488
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(b),(d),(f)		40,100,000	31,237,900
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)		27,300,000	24,952,746
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)		29,192,000	27,778,815
BNP Paribas SA, 7.375% to 6/11/30 (France)(a),(b),(e),(f)		16,000,000	16,608,344
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(b),(d),(f)		112,800,000	108,254,160
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(a),(b),(d),(f)		34,600,000	35,222,889
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(b),(e),(f)		28,800,000	29,104,340

	Principal Amount	Value
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	$25,600,000	$21,413,120
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(b),(d),(f)	39,337,000	29,636,496
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)	31,437,000	29,301,934
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(e),(f)	8,200,000	8,687,375
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	10,230,000	10,066,207
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	17,700,000	17,158,451
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(d),(f),(g)	7,740,000	445,050
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f),(g)	37,700,000	2,167,750
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f),(g)	23,912,000	1,374,940
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f),(g)	70,101,000	4,030,808
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	15,600,000	14,500,200
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(f)	45,200,000	33,638,278
Deutsche Bank AG, 7.079% to 11/10/32, due 2/10/34 (Germany)(b)	8,400,000	7,797,437
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	37,000,000	30,194,590
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(b),(e),(f)	32,800,000	33,152,728
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	40,650,000	48,938,973
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	9,334,000	8,590,348
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	8,000,000	8,220,605
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	20,237,000	17,756,212
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(f)	28,200,000	28,197,180
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(e)	11,300,000	10,441,744
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(f)	29,092,000	19,301,669
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(e),(f)	29,700,000	22,332,945
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	69,500,000	60,186,652
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	38,996,000	35,175,533
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a),(b),(e),(f)	35,800,000	32,483,595
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(e),(f)	2,000,000	2,155,509

	Principal Amount	Value
Intesa Sanpaolo SpA, 5.875% to 9/1/31, Series EMTN (Italy)(a),(b),(e),(f)	$13,600,000	$11,662,339
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	59,130,000	54,399,600
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(f)	7,526,000	6,820,301
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	26,761,000	25,318,850
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	67,560,000	62,852,419
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(b),(f)	69,000,000	63,738,750
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(f)	9,450,000	6,675,008
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	70,300,000	64,296,380
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	44,900,000	44,428,550
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	25,000,000	23,555,250
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(e),(f)	14,600,000	13,624,486
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(d),(f)	53,000,000	38,289,056
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	66,371,000	53,104,686
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)	12,200,000	11,454,580
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(b),(e),(f)	15,400,000	15,271,584
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)	52,267,000	48,902,312
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(a),(b),(d),(f)	47,000,000	44,591,250
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(d),(f)	3,698,000	2,623,268
Standard Chartered PLC, 7.75% to 8/15/27, 144A (United Kingdom)(a),(b),(d),(f)	1,623,000	1,530,078
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)	9,600,000	7,745,491
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(b),(e),(f)	9,400,000	8,919,754
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)	47,200,000	48,026,000
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(b),(d),(f)	18,600,000	14,533,482
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	35,622,000	32,237,910
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	15,000,000	14,212,620

		Principal Amount	Value
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)		$13,500,000	$12,841,335
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		31,803,000	30,248,628
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(b),(e),(f)		7,800,000	8,133,058

			2,108,902,438

ELECTRIC	2.8%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		32,961,000	26,423,548
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		8,504,000	6,394,076
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		21,773,000	18,865,869
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		60,458,000	50,316,276
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		18,847,000	16,652,078
Southern California Edison Co., 9.013% (3 Month US LIBOR + 4.199%), Series E (FRN)(a),(h)		16,991,000	16,651,180
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		43,110,000	36,270,167
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		45,070,000	41,461,576

			213,034,770

ELECTRIC—FOREIGN	1.7%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		11,800,000	10,194,809
Electricite de France SA, 2.875% to 12/15/26 (France)(a),(b),(e)		3,000,000	2,734,508
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		4,800,000	4,818,922
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		13,052,000	12,602,041
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		106,612,000	99,739,194

			130,089,474

FINANCIAL	4.2%
CREDIT CARD	0.3%
American Express Co., 3.55% to 9/15/26, Series D(a),(b)		21,084,000	17,872,907
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		6,495,000	6,011,341

			23,884,248

DIVERSIFIED FINANCIAL SERVICES	0.9%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144A(a),(b),(d)		19,860,000	14,589,156
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		18,444,000	15,164,329

		Principal Amount	Value
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(d)		$23,035,000	$18,000,843
ILFC E-Capital Trust II, 6.798% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(d),(h)		28,635,000	19,084,998

			66,839,326

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.3%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(e),(f)		22,400,000	19,361,216

INVESTMENT BANKER/BROKER	2.7%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		83,389,000	65,773,074
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		123,288,000	100,667,118
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		41,824,000	39,837,360

			206,277,552

TOTAL FINANCIAL			316,362,342

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		4,075,000	3,483,351
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	13,183,312

			16,666,663

INSURANCE	13.0%
FINANCE	0.3%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(d)		28,483,000	22,908,023

LIFE/HEALTH INSURANCE	5.1%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(d)		50,505,000	45,121,291
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		27,776,000	25,385,413
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(b)		13,342,000	13,342,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		65,180,000	68,263,202
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		35,302,000	41,702,696
MetLife, Inc., 10.75%, due 8/1/39		14,568,000	18,929,538
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		22,607,000	19,976,472
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		25,909,000	24,684,152
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		24,465,000	23,049,577
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		28,549,000	26,773,252
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)		19,050,000	18,564,606
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(d)		45,500,000	32,191,250
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		35,055,000	26,720,028

			384,703,477

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	1.9%
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)(a),(b),(d)		$40,544,000	$37,592,458
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		22,173,000	21,618,373
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		10,200,000	9,694,030
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		39,415,000	37,991,133
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		19,906,000	16,816,390
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		23,830,000	17,744,247

			141,456,631

MULTI-LINE	0.3%
Hartford Financial Services Group, Inc./The, 6.989% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A (FRN)(d),(h)		25,318,000	20,477,850

MULTI-LINE—FOREIGN	1.4%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		17,390,000	16,482,329
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		19,909,000	18,878,900
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(b),(d),(f)		38,800,000	31,191,656
AXA SA, 8.60%, due 12/15/30 (France)		11,367,000	13,696,735
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(e)		14,373,000	13,086,617
CNP Assurances, 4.875% to 10/7/30 (France)(a),(b),(e),(f)		16,200,000	11,846,007

			105,182,244

PROPERTY CASUALTY	1.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		36,644,000	34,406,064
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		41,780,000	30,211,270
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		36,612,000	31,390,397
Markel Corp., 6.00% to 6/1/25(a),(b)		8,377,000	8,046,484

			104,054,215

PROPERTY CASUALTY—FOREIGN	1.9%
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(e),(f)		18,970,000	19,454,205
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		25,050,000	20,610,213

		Principal Amount	Value
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		$40,195,000	$38,004,172
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		52,675,000	49,247,794
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(e)		23,200,000	17,712,736

			145,029,120

REINSURANCE	0.5%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		8,782,000	7,130,803
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(d)		38,454,000	30,920,611

			38,051,414

REINSURANCE—FOREIGN	0.2%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		18,200,000	17,131,515

TOTAL INSURANCE			978,994,489

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.3%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a),(b),(e)		3,200,000	3,364,889
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		21,641,000	17,112,621

			20,477,510

OIL & GAS—FOREIGN	2.3%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		60,695,000	57,958,488
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		127,223,000	116,011,473

			173,969,961

PIPELINES	1.1%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		36,640,000	32,334,800
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		53,770,000	45,354,995
Enterprise Products Operating LLC, 7.858% (3 Month US LIBOR + 2.986%), due 8/16/77, Series D (FRN)(h)		5,226,000	4,914,981

			82,604,776

		Principal Amount	Value
PIPELINES—FOREIGN	5.3%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		$73,862,000	$65,889,921
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		59,229,000	54,739,520
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	59,878,314
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		24,342,000	23,332,537
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		37,590,000	36,762,538
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		80,613,000	67,548,208
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		37,127,000	31,102,734
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		64,956,000	60,637,071

			399,890,843

REAL ESTATE—RETAIL—FOREIGN	1.5%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		73,500,000	66,262,146
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		49,400,000	41,757,463

			108,019,609

UTILITIES	3.5%
ELECTRIC	2.7%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		35,790,000	29,741,316
Edison International, 5.375% to 3/15/26, Series A(a),(b)		50,926,000	45,162,755
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		17,277,000	15,291,291
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		54,669,000	44,200,987
Sempra Energy, 4.875% to 10/15/25(a),(b)		76,821,000	72,139,816

			206,536,165

ELECTRIC—FOREIGN	0.8%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		72,906,000	58,427,597

TOTAL UTILITIES			264,963,762

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$7,041,967,011)			6,228,506,704

		Shares	Value
SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(i)		124,392,801	$124,392,801

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$124,392,801)			124,392,801

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$8,421,387,987)	98.7%		7,426,672,211
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		94,892,564

NET ASSETS	100.0%		$7,521,564,775

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Receivable	Fixed Payment Frequency	Floating Rate Payable (resets monthly) (j)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 110,000,000	3.224%	Monthly	4.820%	Monthly	12/1/32	$366,054	$—	$366,054
110,000,000	3.344%	Monthly	4.820%	Monthly	12/1/32	1,480,605	—	1,480,605

						$1,846,659	$—	$1,846,659

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the three month ended March 31, 2023.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	374,136,167	USD	396,724,638	4/4/23	$(9,025,995)
Brown Brothers Harriman	EUR	19,070,263	USD	20,236,352	4/4/23	(445,346)
Brown Brothers Harriman	GBP	85,122,522	USD	102,683,298	4/4/23	(2,323,785)
Brown Brothers Harriman	GBP	13,056,091	USD	15,676,553	4/4/23	(429,432)
Brown Brothers Harriman	USD	281,562,206	EUR	259,017,337	4/4/23	(657,932)
Brown Brothers Harriman	USD	18,516,804	EUR	17,142,602	4/4/23	74,346
Brown Brothers Harriman	USD	13,362,360	EUR	12,398,144	4/4/23	83,426
Brown Brothers Harriman	USD	50,559,486	EUR	47,008,292	4/4/23	421,001
Brown Brothers Harriman	USD	22,504,784	EUR	21,290,602	4/4/23	584,872
Brown Brothers Harriman	USD	38,618,677	EUR	36,349,453	4/4/23	802,301

Forward Foreign Currency Exchange Contracts - (Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	78,921,631	GBP	63,819,923	4/4/23	$(193,419)
Brown Brothers Harriman	USD	4,465,482	GBP	3,629,482	4/4/23	11,844
Brown Brothers Harriman	USD	2,529,124	GBP	2,069,006	4/4/23	23,200
Brown Brothers Harriman	USD	8,065,547	GBP	6,562,637	4/4/23	30,118
Brown Brothers Harriman	USD	6,764,824	GBP	5,577,893	4/4/23	116,061
Brown Brothers Harriman	USD	11,166,575	GBP	9,150,230	4/4/23	121,143
Brown Brothers Harriman	USD	8,813,248	GBP	7,369,442	4/4/23	277,690
Brown Brothers Harriman	EUR	281,501,599	USD	306,476,421	5/3/23	691,799
Brown Brothers Harriman	GBP	65,798,006	USD	81,409,899	5/3/23	192,492

						$(9,645,616)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Security value is determined based on significant unobservable inputs (Level 3).
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,453,816,272 which represents 19.3% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $722,628,104 which represents 9.6% of the net assets of the Fund, of which 0.2% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,028,376,942 or 27.0% of the net assets of the Fund.

(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at March 31, 2023.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	Based on 1-Month SOFR. Represents rates in effect at March 31, 2023.

Country Summary	% of Net Assets
United States	49.8
United Kingdom	12.2
Canada	10.3
France	8.2
Netherlands	3.2
Australia	2.6
Germany	2.1
Switzerland	1.8
Spain	1.8
Italy	1.5
Japan	1.4
Ireland	0.8
Other (includes short-term investments)	4.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities— $25 Par Value	$1,073,772,706	$—	$—		$1,073,772,706
Preferred Securities— Capital Securities:
Banks	—	1,409,329,536	5,200,531	(a)	1,414,530,067
Other Industries	—	4,813,976,637	—		4,813,976,637
Short-Term Investments	—	124,392,801	—		124,392,801

Total Investments in Securities(b)	$1,073,772,706	$6,347,698,974	$5,200,531		$7,426,672,211

Forward Foreign Currency Exchange Contracts	$—	$3,430,293	$—		$3,430,293
Interest Rate Swap Contracts	—	1,846,659	—		1,846,659

Total Derivative Assets(b)	$—	$5,276,952	$—		$5,276,952

Forward Foreign Currency Exchange Contracts	$—	$(13,075,909)	$—		$(13,075,909)

Total Derivative Liabilities(b)	$—	$(13,075,909)	$—		$(13,075,909)

(a)

Level 3 investments are values by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated.A change in the significant unobservable inputs could result in a significantly lower or higher value in such level 3 investments.

(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of December 31, 2022	$—
Transfer into Level 3(a)	5,200,531

Balance as of March 31, 2023	$5,200,531

(a)	Transfers from Level 2 to Level 3 are due to a decrease in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine prices.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund may enter into interest rate swaps which are intended to reduce interest rate risk. When entering into interest rate swaps, the Fund agrees to pay or receive from the other party to the interest rate swap (which is known as the counterparty) a variable rate payment in exchange for the counterparty’s agreement to pay or receive from the Fund a fixed rate payment. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the three months ended March 31, 2023:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$441,506,323